EMPLOYEE BENEFITS (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Discount rate	3.23%	3.02%	2.56%
Inflation	3.20%	3.20%	3.20%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate	RV-2014	RV-2014	RV-2014